Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,092,968	$ 1,645,234	$ 1,013,465	$ 380,664
Restricted cash	8,659	2,053
Short-term investments	32,548	58,736
Prepaid expenses and other current assets	382,452	221,196
Amounts due from subsidiaries and VIEs	2,861	9,799
Deferred tax assets - current	1,268	4,844
Total current assets	1,781,875	2,096,149
Acquired intangible assets, net	53,364	51,289
Long-term investments	1,026,106	314,979
Other noncurrent assets	38,901	97,025
Deferred tax assets - noncurrent	36,905	16,365
Total assets	3,655,163	3,331,570
LIABILITIES
Accrued expenses and other current liabilities	420,632	298,831
Deferred revenue-current	79,939	72,890
Amounts due to subsidiaries and VIEs	2,770	1,089
Long-term debt - current portion	1,635,000	0
Total current liabilities	2,361,289	540,229
Deferred revenue-noncurrent	2,845	2,281
Long-term debt	0	1,635,000
Total liabilities	2,382,357	2,189,302
EQUITY
Treasury stock	(97,623)	(139)
Additional paid-in capital	668,711	669,760
Accumulated other comprehensive loss	(56,927)	(11,772)
Retained earnings	618,731	321,123
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	1,191,880	1,028,598
TOTAL EQUITY	1,272,806	1,142,268	754,078	478,263
TOTAL LIABILITIES AND EQUITY	3,655,163	3,331,570
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 147,485,168 and 151,592,057 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
EQUITY
Ordinary shares	152	147
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 45,931,163 and 42,568,349 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
EQUITY
Ordinary shares	43	46
Parent Company [Member]
ASSETS
Cash and cash equivalents	385,524	1,242,129	$ 695,515	$ 220,236
Restricted cash	0	0
Short-term investments	180	6,839
Prepaid expenses and other current assets	178,689	111,872
Amounts due from subsidiaries and VIEs	1,081,115	459,303
Deferred tax assets - current	103	412
Total current assets	1,645,611	1,820,555
Acquired intangible assets, net	828	1,205
Investments in subsidiaries and VIEs	1,157,765	799,123
Long-term investments	31,051	45,211
Other noncurrent assets	21,687	26,964
Deferred tax assets - noncurrent	0	103
Total assets	2,856,942	2,693,161
LIABILITIES
Accrued expenses and other current liabilities	6,206	12,455
Deferred revenue-current	385	1,539
Amounts due to subsidiaries and VIEs	23,471	15,184
Long-term debt - current portion	1,635,000	0
Total current liabilities	1,665,062	29,178
Deferred revenue-noncurrent	0	385
Long-term debt	0	1,635,000
Total liabilities	1,665,062	1,664,563
EQUITY
Treasury stock	(97,623)	(139)
Additional paid-in capital	668,711	669,760
Accumulated other comprehensive loss	(56,927)	(11,772)
Retained earnings	677,524	370,556
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	1,191,880	1,028,598
TOTAL EQUITY	1,191,880	1,028,598
TOTAL LIABILITIES AND EQUITY	2,856,942	2,693,161
Parent Company [Member] | Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 147,485,168 and 151,592,057 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
EQUITY
Ordinary shares	152	147
Parent Company [Member] | Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2014 and 2015, respectively; 45,931,163 and 42,568,349 shares issued and outstanding as of December 31, 2014 and 2015, respectively) [Member]
EQUITY
Ordinary shares	$ 43	$ 46